Stock-Based Compensation (Details) - Schedule of employee and nonemployee stock option activity - Cepton Technologies, Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation (Details) - Schedule of employee and nonemployee stock option activity [Line Items]
Options Outstanding Shares, Beginning Balance	5,221,283
Options Outstanding Weighted Average Exercise Price, Beginning Balance	$ 1.43
Options Outstanding Weighted Average Remaining Contract Term (in years), Beginning Balance	7 years 7 months 6 days
Options Outstanding Aggregate Intrinsic Value, Beginning Balance	$ 8,550
Options Outstanding Shares, Ending Balance	7,043,936	5,221,283
Options Outstanding Weighted Average Exercise Price, Ending Balance	$ 4.43	$ 1.43
Options Outstanding Weighted Average Remaining Contract Term (in years), Ending Balance	7 years 7 months 6 days
Options Outstanding Aggregate Intrinsic Value, Ending Balance	$ 87,770	$ 8,550
Options Outstanding Shares, Exercisable	3,398,628
Options Outstanding Weighted Average Exercise Price, Exercisable	$ 1.17
Options Outstanding Weighted Average Remaining Contract Term (in years), Exercisable	6 years 2 months 12 days
Options Outstanding Aggregate Intrinsic Value, Exercisable	$ 53,411
Options Outstanding Shares, Vested and expected to vest	7,043,936	5,221,283
Options Outstanding Weighted Average Exercise Price, Vested and expected to vest	$ 4.43
Options Outstanding Weighted Average Remaining Contract Term (in years), Vested and expected to vest	7 years 7 months 6 days
Options Outstanding Aggregate Intrinsic Value, Vested and expected to vest	$ 87,770
Options Outstanding Shares, Granted	2,279,670	1,705,000	1,442,000
Options Outstanding Weighted Average Exercise Price, Granted	$ 11.48	$ 2.39	$ 1.97
Options Outstanding Shares, Exercised	(266,121)	(305,091)	(135,833)
Options Outstanding Weighted Average Exercise Price, Exercised	$ 1.45
Options Outstanding Shares, Expired/Forfeited	(190,896)
Options Outstanding Weighted Average Exercise Price, Expired/Forfeited	$ 7.47	$ 1.53	$ 1.06